Annual Total Returns[BarChart] - Steward Select Bond Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.25%	4.08%	(2.09%)	3.79%	0.96%	1.99%	2.23%	(0.12%)	6.97%	4.98%